PROVISION FOR JUDICIAL LIABILITIES - Possible losses, tax and social securities (Details) R$ in Thousands	1 Months Ended
	Mar. 31, 2009 BRL (R$)	Dec. 31, 2023 BRL (R$) item	Dec. 31, 2022 BRL (R$) item
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 14,432,915	R$ 12,937,551
Tax and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		9,775,068	8,201,246
Tax contingent liability [member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 9,775,068	R$ 8,201,246
Tax contingent liability [member] | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item		733	766
Tax contingent liability [member] | Income tax assessment - IRPJ/CSLL - Swap of industrial and forestry assets
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 1,630,537	R$ 2,505,970
Tax contingent liability [member] | Income tax assessment - IRPJ/CSLL: This is an administrative proceeding initiated in October 2023 [Member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		845,164
Tax contingent liability [member] | Income tax assessment - IRPJ/CSLL disallowance of depreciation, amortization and depletion expenses - 2010
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		827,186	777,362
Tax contingent liability [member] | Tax assessment - Corporate Income Tax and Social Contribution
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		563,723	516,433
Tax contingent liability [member] | PIS/COFINS - Goods and services - 2009 to 2011
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		190,875	180,219
Tax contingent liability [member] | Tax assessment - taxation on a universal basis, Year 2015
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		176,917	163,059
Tax contingent liability [member] | Tax incentive - Agency for the Development of Northeastern Brazil ("ADENE")
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		143,912	136,733
Tax contingent liability [member] | Offsetting - IRRF - period 2000
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		120,871	116,105
Tax contingent liability [member] | IRPJ/CSLL partial approval of offset of 1997 tax loss
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		117,130	111,775
Tax loss offset approved by tax authorities	R$ 83
Difference of tax loss and owned to tax authorities	R$ 51
Tax contingent liability [member] | Income tax assessment - IRPJ/CSLL Administrative process requiring the collection of IRPJ and CSLL for the 2015 calendar year [Member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		106,477	97,515
Tax contingent liability [member] | Income tax assessment - IRPJ/CSLL - Income tax assessment - IRPJ/CSLL - Decision Order that partially approved the compensation carried out by the Company [Member]
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded		R$ 102,496	R$ 93,232